Intangibles (Remaining Amortization) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2013	$ 59,233
2014	53,548
2015	43,443
2016	38,708
2017	33,077
Thereafter	59,838
Total	$ 287,847	$ 257,731